Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
15. FAIR VALUE MEASUREMENTS

The fair value measurements of financial assets and liabilities that are
measured at fair value at December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022
	Level 1	Level 2	Level 3

Assets:
Cash equivalents:
Money Market Funds	$36,346	$—	$—

Short-term investments:
United States Treasury Securities	58,210	—	—
Corporate Bonds	—	3,571	—
Commercial Paper	—	23,142	—
Forward warrant agreement	—	—	2,229

Total Assets	$94,556	$26,713	$2,229

Liabilities:
Derivative warrant liability - Public Warrants	$699	$—	$—
Derivative warrant liability - Private Warrants		—	1,068
Earn-out liability	—	—	1,206

Total Liabilities	$699	$—	$2,274

	December 31, 2021
	Level 1	Level 2	Level 3
Liabilities:
Derivative warrant liability - Trinity Warrants	$—	$—	$4,355
Forward warrant agreement	—	—	230

Total Liabilities	$—	$—	$4,585

As of December 31, 2022, the Company has recorded the following financial
instruments subject to fair value measurements: 1) Derivative warrant liabilities—Public Warrants liability and Private Warrants, 2) Forward Warrant Agreement, and 3) Earnout liability.

The Company also has long-term debt and a line of credit that provides for variable interest, and therefore, the carrying value approximates the fair value. The carrying values as of December 31, 2022 and December 31, 2021, represent the original principal amounts borrowed less principal payments and debt issuance costs.
The fair value of the Public Warrants has been measured based on the observable listed prices for such warrants, a Level 1 measurement. The Company’s money market funds and U.S. Treasury securities are classified within Level I due to the highly liquid nature of these assets with quoted prices in active markets. The investments in available-for-sale
securities (i.e., commercial paper and corporate debt securities) and corporate debt issued by the Company are classified within Level II. The fair value of the Company’s Level II financial assets and liabilities is determined by using inputs based quoted market prices for similar instruments. All other financial instruments are classified as Level 3 liabilities as they all include unobservable inputs.
The Private Warrants were initially measured at fair value using a Black Scholes model. The Company estimated the fair value of the Forward Warrant Agreement using a forward analysis with unobservable inputs which included selected risk-free rate and probability outcomes. The Company has further discussed the key aspects of the fair value measurements described above in Notes 13 and 14 to the financial statements.

The aggregate fair value of the Sponsor Vesting Shares on the Closing date was estimated using a Monte Carlo simulation model. The Company has further discussed the key aspect of the valuation inputs in Note 2 significant accounting policy for Sponsor
Earn-Out
Liability.
As of December 31, 2021, the Company recorded a derivative warrant liability for the Trinity Warrants at fair value using a Black-Scholes option model with unobservable inputs including volatility. The Company estimates the volatility of its ordinary share warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. On June 2, 2022, all outstanding Trinity Warrants were exercised into shares of the Company’s Common Stock

There have been no changes in fair value measurement techniques (other than the change in valuation assumptions described in Note 1) during the year ended December 31, 2022. There were no transfers between Level 1 or Level 2, or transfers in or out of Level 3 of the fair value hierarchy during the year end December 31, 2022. The fair value estimates are based on pertinent information available to management as of December 31, 2022 and December 31, 2021. Although management is not aware of any factors, other than those noted above, that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for the purpose of these financial statements. Current estimates of fair value may differ from the amounts presented.
A summary of the changes in the fair value of the Company’s Level 3 financial instruments as of December 31, 2022 and December 31, 2021 are as follows:

	Derivative warrant liability - Trinity Warrants	Derivative warrant liability - Private Warrants	Forward Warrant Agreement	Earn-out liability
Balance - January 31, 2021	$—	$—	$—	$—
Issuance	2,691	—	400	—
Change in fair values	1,664	—	(170)	—

Balance - December 31, 2021	$4,355	$—	$230	$—

Initial measurement on March 2, 2022 upon Business Combination (Note 3)		9,612		20,413
Change in fair values	2,015	(8,544)	(5,764)	(19,207)
Exercise of warrants	(6,370)	—	3,305	—

Balance - December 31, 2022	$—	$1,068	$(2,229)	$1,206